Note 3 - Property And Equipment (Details) - Summary Of Property And Equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 446,382	$ 446,382	$ 1,206,382
Less: accumulated depreciation	(111,343)	(89,726)	(20,718)
Property and equipment, net	335,039	356,656	1,185,664
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	353,235	353,235	1,113,235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	44,000	44,000	44,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 49,147	$ 49,147	$ 49,147